Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Corporation, and its wholly-owned subsidiaries, the Bank and the Trust. In consolidation, significant intercompany accounts and transactions between the Bank and the Corporation have been eliminated. The Trust qualifies as a variable interest entity and is accounted for under the provisions of GAAP. The subordinated debt of the Trust is reflected as a liability of the Corporation.

Subsequent Events

Subsequent Events

The Corporation has evaluated events and transactions occurring subsequent to the balance sheet date of December 31, 2012, for items that should potentially be recognized or disclosed in these financial statements. The evaluation was conducted through the date these financial statements were issued.

Basis of Accounting	Basis of Accounting The Corporation uses the accrual basis of accounting.
Estimates

Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the balance sheet dates, and the reported amounts of income and expenses for the years then ended. Actual results could differ from those estimates. The material estimates that are particularly susceptible to significant change in the near term are the determination of the allowance for loan losses, the evaluation of other-than-temporary impairment of securities, foreclosed real estate and deferred tax assets.

Trust Assets

Trust Assets

Assets held by the Trust Department in an agency or fiduciary capacity for its customers are excluded from the consolidated financial statements since they do not constitute assets of the Corporation. The market value of assets held by the Trust Department amounted to $77,948,000 and $101,875,000 at December 31, 2012 and 2011, respectively. Income from fiduciary activities is recognized on the accrual method.

Significant Group Concentrations of Credit Risk

Significant Group Concentrations of Credit Risk

Most of the Corporation’s activities are with customers located within the Central Pennsylvania region. Note 3 discusses the types of securities that the Corporation invests in. Note 4 discusses the types of lending that the Corporation engages in. The Corporation does not have any significant concentrations in any one industry or customer.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents includes cash and due from banks, interest bearing demand deposits, federal funds sold and investments with an original maturity of 90 days or less. Federal funds are typically purchased and sold for one day periods. At times, the Corporation may have due from bank balances with its correspondent banks that exceed the federally insured limits.

Securities

Securities

Management determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date. Securities available for sale are those securities that the Corporation intends to hold for an indefinite period of time, but not necessarily to maturity. Any decision to sell an available for sale security would be based on various factors. These securities are stated at fair value. Unrealized gains (losses) are reported as changes in other comprehensive income, a component of shareholders’ equity, net of the related deferred tax effect. Premiums and discounts are recognized as interest income over the estimated lives of the securities, using the interest method. Securities held to maturity are those securities that the Corporation has the intent and ability to hold to maturity. These securities are stated at cost adjusted for amortization of premiums and accretion of discounts, which is recognized as interest income over their estimated lives, using the interest method. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) for equity securities, the intent and ability of the Corporation to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

Other than temporary impairment (OTTI) loss is recognized in earnings through the income statement in the period in which OTTI loss is taken, except for the non-credit component of OTTI losses on debt securities, which are recognized in other comprehensive income.

Time Certificates of Deposit	Time Certificates of Deposit Time certificates of deposit are carried at cost, which approximates fair value.
Loans

Loans

The Bank grants commercial, residential and consumer loans to customers primarily within Juniata and Perry Counties of Pennsylvania and the surrounding area. A large portion of the loan portfolio is secured by real estate. Although the Bank has a diversified loan portfolio, its debtors’ ability to honor their contracts is influenced by the region’s economy.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at their outstanding unpaid principal balances, net of an allowance for loan losses and any deferred fees or costs. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of related costs, are deferred and recognized as an adjustment of the yield (interest income) of the related loans. The Corporation is generally amortizing these amounts over the contractual life of the loan.

The accrual of interest is generally discontinued when the contractual payment of principal or interest has become 90 to 120 days past due or management has serious doubts about further collectability of principal or interest, even though the loan is currently performing. A loan may remain on accrual status if it is in the process of collection and is either guaranteed or well secured. When a loan is placed on non-accrual status, unpaid interest credited to income is reversed. Interest received on non-accrual loans generally is either applied against principal or reported as interest income, according to management’s judgment as to the collectability of principal. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

Allowance for Loan Losses

Allowance for Loan Losses

The allowance for loan losses is established through provisions for loan losses charged against income. Loans deemed to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management’s periodic evaluation of the adequacy of the allowance is based on the Corporation’s past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant change, including the amounts and timing of future cash flows expected to be received on impaired loans.

Loans are risk rated by a universal bank grading system, (1-9), endorsed by federal agencies. Level 1 is a loan with minimal risk, 2 – moderate risk, 3 – average risk, 4 – acceptable risk, 5 – marginally acceptable risk (grades 1 – 5 are considered pass loans), 6 – Other Assets Especially Mentioned, (potential weaknesses identified), 7 – Substandard (well defined weaknesses), 8 – Doubtful, (unlikely to be paid in full), 9 – Loss, (will not be paid in full).

A formal review by an independent third-party is conducted semi-annually. Quarterly, all criticized and classified loans are reviewed by management.

The allowance consists of specific and general components. There have been no significant changes in management’s methodology for evaluating the allowance for loan losses from prior periods. The specific component relates to loans that are classified as impaired. For such loans, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value for that loan. The general component covers non-classified loans and is based on historical loss experience adjusted for qualitative factors. Individual portfolio segments are evaluated on a rolling quarterly basis that values internal and external qualitative factors including: historical losses; trends in loan volume and mix, past due loans, watch and criticized loans and economic factors; and changes in lending personnel, underwriting processes, underlying collateral and loan policies.

Loans classified special mention and below are reviewed for possible impairment. A commercial loan is considered impaired when, based on current information and events, it is probable that the Corporation will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial, financial and agricultural loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent.

A Troubled Debt Restructuring, (TDR), identification process has been established to determine whether a debtor is experiencing financial difficulty and, if so, whether the Bank has granted a concession to the borrower by modifying their loan. Then, mitigating factors are evaluated to determine a final conclusion as to whether the loan is a restructured troubled debt.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Corporation does not separately identify individual installment and residential loans for impairment disclosures unless such loans are the subject of a restructuring agreement.

In April 2011, the FASB issued ASU 2011-02, A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring. This guidance clarifies which loan modifications constitute troubled debt restructurings and is intended to assist creditors in determining whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for the purpose of recording an impairment charge and for disclosure of troubled debt restructurings. In evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude, under the guidance clarified by ASU 2011-02, that both of the following exist: (a) the restructuring constitutes a concession; and (b) the debtor is experiencing financial difficulties. The adoption of the provisions of ASU 2011-02 is effective for the first interim or annual period beginning on or after June 15, 2011. In accordance with ASU 2011-02, the Corporation adopted the provisions of ASU 2011-02 in the quarter ending September 30, 2011. The amendments in ASU No. 2011-02 require retrospective application to January 1, 2011 of the impairment measurement guidance in FASB ASC 310-10-35 for those receivables newly identified as impaired. As a result of adoption of ASU 2011-02, the Corporation did not identify any newly considered impaired loans that had previously been collectively evaluated for impairment consistent with the guidance in FASB ASC 450-20.

Restricted Investment in Bank Stocks

Restricted Investment in Bank Stocks

Restricted investment in bank stocks represents required investments in the common stock of correspondent banks, consisting of the Federal Reserve Bank of Philadelphia in the amount of $258,500, Atlantic Central Bankers Bank in the amount of $20,000, and the Federal Home Loan Bank (FHLB) of Pittsburgh in the amount of $1,515,100. No readily available market exists for these stocks. These restricted investments are carried at cost.

Management evaluates the restricted stock for impairment in accordance with FASB ASC Topic 942, Financial Services – Depository and Lending. Management’s determination of whether these investments are impaired is based on their assessment of the ultimate recoverability of their cost rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of their cost is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB.

Management believes no impairment charge is necessary related to its restricted stock as of December 31, 2012.

Premises and Equipment

Premises and Equipment

Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation computed on the straight-line method over the estimated useful lives of the assets. Leasehold improvements are depreciated over the shorter of the estimated useful lives or the lease terms. Maintenance and repairs are expensed when incurred and expenditures for significant improvements are capitalized.

Foreclosed Real Estate

Foreclosed Real Estate

Foreclosed real estate includes assets acquired through foreclosure and loans identified as in- substance foreclosures. A loan is classified as in-substance foreclosure when the Corporation has taken possession of the collateral regardless of whether formal foreclosure proceedings have taken place. Foreclosed real estate is initially valued at its estimated fair market value, net of selling costs, at the time of foreclosure, establishing the property’s new basis. Subsequent to foreclosure, valuations are periodically performed by management and the foreclosed assets are carried at the lower of carrying amount or fair value less cost to sell. Gains on the sale of foreclosed real estate are included in other income, while losses and writedowns resulting from periodic revaluations are included in other expenses. Foreclosed real estate, which is included in other assets, amounted to $212,000 at December 31, 2012 and $358,000 in 2011.

Transfers of Financial Assets

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Corporation, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Corporation does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Advertising Costs	Advertising Costs The Corporation charges the costs of advertising to expense as incurred. Advertising expense was $124,000 and $115,000 for the years ended December 31, 2012 and 2011, respectively.
Income Taxes

Income Taxes

Deferred income taxes are provided on the liability method whereby deferred tax assets are recognized for deductible temporary differences and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance, when in the opinion of management, it is more likely than not that some portion or all the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted through the provision for income taxes for the effects of changes in tax laws and rates on the date of enactment.

Earnings per Share

Earnings per Share

The Corporation has a simple capital structure. Basic earnings per share represents net income divided by the weighted average number of common shares outstanding during the period. The weighted average number of common shares outstanding was 1,409,487 and 1,405,302 for the years ended 2012 and 2011.

Segment Reporting

Segment Reporting

Management does not separately allocate expenses, including the cost of funding loan demand, between the commercial, retail, trust and other operations of the Corporation. As such, discrete financial information is not available and segment reporting would not be meaningful.

Comprehensive Income

Comprehensive Income

Accounting principles generally accepted in the United States of America generally require that recognized revenue, expenses, gains and losses be included in net income. Changes in certain assets and liabilities, such as unrealized gains (losses) on securities available for sale, are reported as a separate component of the equity section of the balance sheet. Such items, along with net income, are components of comprehensive income.

Loan Serviced

Loans Serviced

The Bank administers secondary market mortgage programs available through the Federal Home Loan Bank of Pittsburgh and offers residential mortgage products and services to customers. The Bank originates single-family residential mortgage loans for immediate sale in the secondary market, and retains the servicing of those loans. At December 31, 2012 and 2011, the balance of loans serviced for others was $49,452,000 and $30,687,000 respectively. The estimated fair value of mortgage servicing rights (MSRs) related to loans sold and serviced by the Corporation is recorded as an asset upon sale of such loans. MSRs are amortized as a reduction to servicing income over the estimated lives of the underlying loans. MSRs are evaluated periodically for impairment, by comparing the carrying amount to the estimated fair value.

Off Balance Sheet Financial Instruments

Off Balance Sheet Financial Instruments

In the ordinary course of business, the Corporation has entered into off balance sheet financial instruments consisting of commitments to extend credit and standby letters of credit. Such financial instruments are recorded in the financial statements when they become payable.

Fair Value Measurements

Fair Value Measurements

Fair values of financial instruments are estimated using relevant information and assumptions, as more fully disclosed in Note 13. Fair value estimates involve uncertainties and matters of significant judgment. Changes in assumptions or in market conditions would significantly affect the estimates.

Reclassifications	Reclassifications Certain reclassifications have been made to prior period balances to conform to the current year presentation.
New and Recently Adopted Accounting Pronouncements

New and Recently Adopted Accounting Pronouncements

In April 2011, the FASB issued ASU 2011-03, “Transfers and Servicing (Topic 860) – Reconsideration of Effective Control for Repurchase Agreements.” The amendments in this ASU remove from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee and (2) the collateral maintenance implementation guidance related to that criterion. The amendments in this ASU are effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption was not permitted. The adoption of the new guidance did not have a material impact on the Corporation’s consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU is the result of joint efforts by the FASB and International Accounting Standards Board (IASB) to develop a single, converged fair value framework on how (not when) to measure fair value and what disclosures to provide about fair value measurements. The ASU is largely consistent with existing fair value measurement principles in U.S. GAAP (Topic 820), with many of the amendments made to eliminate unnecessary wording differences between U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments are effective for interim and annual periods beginning after December 15, 2011 with prospective application. Early application was not permitted. The Corporation has included the required disclosures in its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220) – Presentation of Comprehensive Income.” The objective of this ASU is to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income by eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The single statement of comprehensive income should include the components of net income, a total for net income, the components of other comprehensive income, a total for other comprehensive income, and a total for comprehensive income. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present all the components of other comprehensive income, a total for other comprehensive income, and a total for comprehensive income. The amendments do not change the items that must be reported in other comprehensive income, the option for an entity to present components of other comprehensive income either net of related tax effects or before related tax effects, or the calculation or reporting of earnings per share. The amendments in this ASU should be applied retrospectively. The amendments are effective for fiscal years and interim periods within those years beginning after December 15, 2011. Early adoption was permitted because compliance with the amendments was already permitted. The amendments do not require transition disclosures. The Corporation has included the required disclosures in its consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, “Intangible – Goodwill and Other (Topic 350) – Testing Goodwill for Impairment.” The amendments in this ASU permit an entity to first assess qualitative factors related to goodwill to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. Under the amendments in this ASU, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The amendments in this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption was permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period had not yet been issued. The adoption of the new guidance did not have a material impact on the Corporation’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities.” This ASU requires entities to disclose both gross information and net information about both instruments and transactions eligible for offset in the balance sheet and instruments and transactions subject to an agreement similar to a master netting arrangement. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Corporation does not expect the adoption of ASU 2011-11 to have a material impact on its consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12, “Comprehensive Income (Topic 220) – Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.” The amendments are being made to allow the Board time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the Board is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU 2011-05. All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Corporation has included the required disclosures in its consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, “Intangibles – Goodwill and Other (Topic 350) – Testing Indefinite-Lived Intangible Assets for Impairment.” The objective of this amendment is to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments permit an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived tangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles – Goodwill and Other – General Intangibles Other than Goodwill. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. Previous guidance in Subtopic 350-30 required an entity to test indefinite-lived intangible assets for impairment, on at least an annual basis, by comparing the fair value of the asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, an entity should recognize an impairment loss in the amount of that excess. In accordance with the amendments in this ASU, an entity will have an option not to calculate annually the fair value of an indefinite-lived intangible asset if the entity determines that it is not more likely than not that an asset is impaired. Permitting an entity to assess qualitative factors when testing indefinite-lived intangible assets for impairment results in guidance that is similar to the goodwill impairment testing guidance in ASU 2011-08. The amendments in this ASU are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Corporation does not expect the adoption of ASU 2012-02 to have a material impact on its consolidated financial statements.

In October 2012, the FASB issued ASU 2012-06, “Business Combinations (Topic 805): Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution.” The amendments in this ASU clarify the applicable guidance for subsequently measuring an indemnification asset recognized as a result of a government-assisted acquisition of a financial institution. In addition, the amendments should resolve current diversity in practice on the subsequent measurement of these types of indemnification assets. The amendments are effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted. The amendments should be applied prospectively to any new indemnification assets acquired after the date of adoption and to indemnification assets existing as of the date of adoption arising from a government-assisted acquisition of a financial institution. The Corporation does not expect the adoption of ASU 2012-06 to have a material impact on its consolidated financial statements.

In January 2013, the FASB issued ASU 2013-01, “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” The amendments in this ASU clarify the scope for derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements and securities borrowing and securities lending transactions that are either offset or subject to netting arrangements. An entity is required to apply the amendments for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. The Corporation does not expect the adoption of ASU 2013-01 to have a material impact on its consolidated statements.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” The amendments in this ASU require an entity to present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income. In addition, the amendments require a cross-reference to other disclosures currently required for other reclassification items to be reclassified directly to net income in their entirety in the same reporting period. Public companies should apply these amendments for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. The Corporation is currently assessing the impact that ASU 2013-02 will have on its consolidated financial statements

Financial Instruments

ASC Topic 825, Financial Instruments, requires disclosures about fair value of financial instruments for interim reporting periods of publicly traded companies as well as in annual financial statements.